Note 12 - Intangible Assets - Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
As at July 1 / April 1	$ 22,622	$ 22,387	$ 24,482	$ 30,393
Revaluations				3,597
Goodwill previously not recognized				627
Impairment of goodwill				(11,092)
Reclassifications				138
Additions
Foreign exchange	(235)	(468)	(1,860)	819
Carrying value at June 30 / March 31	$ 22,387	$ 21,919	$ 22,622	$ 24,482